New and amended standards and interpretations - Schedule of effects of the amounts recognized consolidated statement of comprehensive income (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Depreciation expense of right-of-use assets	$ 206,434
Leases under IFRS 16 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Depreciation expense of right-of-use assets	206,434
Interest expense on lease liabilities	51,885
Rent expense - short-term leases	1,008
Rent expense - leases of low-value assets	1,934
Rent expense - variable lease payments	8,770
Total amounts recognized in profit or loss	270,031
Leases under IAS 17 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Rentals	$ 308,722